Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2022
Concentrations of Credit Risk and Major Customers (Tables) [Line Items]
Schedule of customers and suppliers
	For the Years Ended December 31,
Customer	2022		2021		2020
Customer A	*	%	*	%	*	%
Customer G	*	%	*	%	*	%
Customer P	*	%	*	%	17.33%

*	Less than 10%

Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Tables) [Line Items]
Schedule of customers and suppliers
	For the Years Ended December 31,
Supplier	2022		2021		2020
Supplier D	*	%	*	%	16.45%
Supplier E	*	%	*	%	10.16%
Supplier F	*	%	*	%	17.62%
Supplier G	*	%	35.57%		*	%
Supplier H	28.29%		*	%	*	%
Supplier I	20.37%		*	%	*	%
Supplier J	18.61%		*	%	*	%
Supplier K	15.69%		*	%	*	%

*	Less than 10%